Share capital and Other contributed capital - Reorganization of share structure (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 29, 2021	Mar. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			119,098,118	119,007,062	257,227,062
Total transaction costs accounted for as deduction from equity, net of deferred taxes			$ 15.4
IPO
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	119,007,062
Common Share-Class A
Disclosure of classes of share capital [line items]
Share re-designated into common shares (in shares)		56,221,500
Common Share-Class B
Disclosure of classes of share capital [line items]
Share re-designated into common shares (in shares)		250,000
Preferred A
Disclosure of classes of share capital [line items]
Share re-designated into common shares (in shares)		1
Preferred B1
Disclosure of classes of share capital [line items]
Share re-designated into common shares (in shares)		200,755,561
Common Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		257,227,062	119,098,118	119,007,062
Number of shares issued (in shares)		105,771,768
Common Shares | IPO
Disclosure of classes of share capital [line items]
Number of shares represented by ADS (in shares)	13,235,294
ADR | IPO
Disclosure of classes of share capital [line items]
Number of shares represented by ADS (in shares)	13,235,294
Price per ADS (in dollars per share)	$ 20.00
Net proceeds from the initial public offering	$ 249.3
Net proceeds from the initial public offering shown on statement cash flows	$ 245.2